Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Consolidated net income	€ 3,226	€ 2,158	€ 2,040
Adjustments to reconcile profit (loss) [abstract]
Operating taxes and levies	1,827	1,840	1,846
Gains (losses) on disposal of property, plant and equipment and intangible assets	(277)	(197)	(83)
Other gains and losses	(9)
Depreciation and amortization of fixed assets	7,110	7,047	6,846
Depreciation and amortization of financed assets	14
Depreciation and amortization of right-of-use assets	1,239
Changes in provisions	(484)	(17)	(80)
Remeasurement to fair value of previously held equity interests			27
Reclassification of cumulative translation adjustment from liquidated entities	(12)	(1)	8
Impairment of goodwill	54	56	20
Impairment of fixed assets	(73)	49	190
Impairment of right-of-use assets	33
Share of profits (losses) of associates and joint ventures	(8)	(3)	(6)
Net income after tax of discontinued operations (EE)		0	(29)
Operational net foreign exchange and derivatives	9	2	2
Finance costs, net	1,254	1,362	1,715
Income tax	1,447	1,309	1,052
Share-based compensation	55	50	5
Decrease (increase) in inventories, gross	69	(152)	(14)
Decrease (increase) in trade receivables, gross	(45)	(97)	(262)
Increase (decrease) in trade payables	(85)	177	412
Changes in other customer contract assets and liabilities	(60)	12	112
Changes in other assets and liabilities	(813)	(176)	164
Operating taxes and levies paid	(1,939)	(1,777)	(1,934)
Dividends received	17	51	55
Interest paid and interest rates effects on derivatives, net	(1,312)	(1,259)	(1,329)
Income tax paid	(1,079)	(928)	(583)
Net cash provided by operating activities	10,159	9,506	10,174
Cash flows from (used in) investing activities [abstract]
Purchases of property, plant and equipment and intangible assets	(8,422)	(7,642)	(7,527)
Increase (decrease) in fixed assets payables	179	(289)	(69)
Investing donations received in advance	32	47	71
Sales of property, plant and equipment and intangible assets	628	192	147
Cash paid for investment securities, net of cash acquired	(559)	(284)	(34)
Investments in associates and joint ventures	(2)	(6)
Others purchases of assets available for sale			(43)
Purchases of equity securities measured at fair value	(44)	(104)	(7)
Proceeds from sales of investment securities, net of cash transferred	529	110	515
Sales of other investment securities, net of cash transferred	(14)	57	32
Decrease (increase) in securities and other financial assets: Investments at fair value, excluding cash equivalents	(2,025)	55	(1,013)
Decrease (increase) in securities and other financial assets: Investments at fair value, other	314	(631)	19
Net cash used in investing activities	(9,370)	(8,552)	(7,941)
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances	8,351	5,214	2,450
Medium and long-term debt redemptions and repayments	(4,650)	(4,095)	(2,728)
Repayments of lease liabilities	(1,398)
Increase (decrease) of bank overdrafts and short-term borrowings	(945)	(43)	949
Decrease (increase) of cash collateral deposits	590	208	(1,127)
Exchange rates effects on derivatives, net	26	7	(66)
Coupon on subordinated notes	500
Coupon and other fees on subordinated notes issuance	(357)	(280)	(282)
Purchases of treasury shares - Orange Vision 2020 free share award plan	(27)	(101)
Other proceeds (purchases) from treasury shares	(7)	3	(4)
Capital increase (decrease) - non-controlling interests	79	68	34
Changes in ownership interests with no gain/loss of control	(7)	(6)
Changes in ownership interests with no gain/loss of control			1
Dividends paid to owners of the parent company	(1,857)	(1,860)	(1,729)
Dividends paid to non-controlling interests	(243)	(246)	(236)
Net cash used in financing activities	55	(1,131)	(2,738)
Net change in cash and cash equivalents	844	(177)	(505)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance	5,634	5,810	6,355
Cash change in cash and cash equivalents	844	(177)	(505)
Non-cash change in cash and cash equivalents	3	1	(40)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	3	1	(40)
Cash and cash equivalents in the closing balance	6,481	5,634	5,810
Investments securities, BT Shares [member]
Cash flows from (used in) investing activities [abstract]
Proceeds from sales of investment securities, net of cash transferred	543	53	433
SecureLink [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired	(371)
SecureData [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired	(95)
Basefarm Holding AS [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired		(230)
Business and Decision [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired		(36)
Cellcom Telecommunications Inc in Liberia [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired		(3)
Airtel in Burkina Faso [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired		21	(10)
Airtel in Sierra Leone [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired		19
Other business combinations [member]
Cash flows from (used in) investing activities [abstract]
Cash paid for investment securities, net of cash acquired	€ (93)	€ (55)	(24)
EE [member]
Cash flows from (used in) investing activities [abstract]
Proceeds from sales of investment securities, net of cash transferred			€ 50